Statements Of Operations - USD ($)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
INVESTMENT INCOME:
Interest income		$ 1,327,184	$ 3,656,672	$ 3,066,530
EXPENSES:
Brokerage fees		5,839,901	8,081,248	9,946,220
Administrative expenses		904,901	1,178,834	1,041,158
Custody fees and other expenses		26,622	30,206	34,453
Management fees		594,605	637,980	560,465
Total expenses		7,366,029	9,928,268	11,582,296
Managing Owner commission rebate to Unitholders		(567,734)	(560,036)	(627,923)
Net expenses		6,798,295	9,368,232	10,954,373
NET INVESTMENT LOSS		(5,471,111)	(5,711,560)	(7,887,843)
NET REALIZED AND UNREALIZED GAINS (LOSSES):
Futures and forward currency contracts		(18,129,640)	16,115,827	(3,142,047)
Foreign exchange translation		(109,405)	(211,280)	68,661
Net change in unrealized:
Futures and forward currency contracts		3,291,585	(3,823,580)	6,765,880
Foreign exchange translation		(5,977)	153,688	(292,665)
Net gains (losses) from U.S. Treasury notes:
Realized		133,287	31,264	9,227
Net change in unrealized		(135,437)	168,451	211,261
TOTAL NET REALIZED AND UNREALIZED GAINS (LOSSES)		(14,955,587)	12,434,370	3,620,317
NET INCOME		(20,426,698)	6,722,810	(4,267,526)
LESS PROFIT SHARE TO MANAGING OWNER			348,815	68,133
NET INCOME AFTER PROFIT SHARE TO MANAGING OWNER		(20,426,698)	6,373,995	(4,335,659)
Series 1 Unitholders [Member]
Net gains (losses) from U.S. Treasury notes:
LESS PROFIT SHARE TO MANAGING OWNER
NET INCOME AFTER PROFIT SHARE TO MANAGING OWNER		$ (14,761,156)	$ 3,091,712	$ (5,270,031)
NET INCOME (LOSS) PER UNIT OUTSTANDING
Unitholders		$ (167.49)	$ 31.04	$ (32.83)
Series 3 Unitholders [Member]
Net gains (losses) from U.S. Treasury notes:
LESS PROFIT SHARE TO MANAGING OWNER
NET INCOME AFTER PROFIT SHARE TO MANAGING OWNER		$ (3,979,090)	$ 2,003,474	$ 484,718
NET INCOME (LOSS) PER UNIT OUTSTANDING
Unitholders		$ (177.49)	$ 102.40	$ 26.88
Series 4 Unitholders [Member]
Net gains (losses) from U.S. Treasury notes:
LESS PROFIT SHARE TO MANAGING OWNER
NET INCOME AFTER PROFIT SHARE TO MANAGING OWNER		$ (845,877)	$ 758,380	$ 266,847
NET INCOME (LOSS) PER UNIT OUTSTANDING
Unitholders		$ (192.15)	$ 187.76	$ 72.59
Series 5 Unitholders [Member]
Net gains (losses) from U.S. Treasury notes:
NET INCOME				$ 46,702
LESS PROFIT SHARE TO MANAGING OWNER
NET INCOME AFTER PROFIT SHARE TO MANAGING OWNER		$ (584,832)	$ 168,071
NET INCOME (LOSS) PER UNIT OUTSTANDING
Unitholders	[1]	$ (180.60)	$ 86.11	$ 89.56

[1]	Series 5 Units were first issued on April 1, 2018.